13F-HRA

11/16/09

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, November 16, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total: 7,643,482
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

					 TITLE OF           VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                         SHS    H0023R105 82002    1533900  SH       SOLE            1533900
Allegheny Energy Inc             COM    017361106 63199    2383100  SH       SOLE            2383100
Amerisourcebergen Corp 	         COM    03073E105 123427   5515100  SH       SOLE            5515100
Aon Corp                         COM    037389103 162264   3987831  SH       SOLE            3987831
Apollo Group, Inc.               CL A   037604105 313802   4259563  SH       SOLE            1574363
Atlas Energy, Inc                COM    049298102 5760     212813   SH       SOLE            212813
Autodesk Inc                     COM    052769106 74292    3121538  SH       SOLE            3121538
Bank of America Corp.            COM    060505104 189454   11197100 SH       SOLE            11197100
Beckman Coulter Inc.             COM    075811109 164028   2379300  SH       SOLE            2379300
CBS Corporation                  CL B   124857202 29893    2480800  SH       SOLE            2480800
Cigna Corp.                      COM    125509109 170455   6068200  SH       SOLE            6068200
Citigroup Inc                    COM    172967101 109292   22581000 SH       SOLE            22581000
CSX Corporation                  COM    126408103 311584   7443500  SH       SOLE            7443500
CVS/Caremark Corp                COM    126650100 141526   3959900  SH       SOLE            3959900
DaVita Inc.                      COM    23918K108 147805   2609555  SH       SOLE            2609555
Express Scripts Inc - Cl A       COM    302182100 372021   4795323  SH       SOLE            4795323
Flowserve Corporation            COM    34354P105 160787   1631700  SH       SOLE            1631700
Franklin Resources Inc           COM    354613101 397530   3951600  SH       SOLE            3951600
Goldman Sachs Group Inc.         COM    38141G104 151867   823800   SH       SOLE            823800
Goodrich Corporation             COM    382388106 209674   3858571  SH       SOLE            3858571
Google Inc.                      CL A   38259P508 199381   402100   SH       SOLE            402100
Halliburton Company              COM    406216101 57754    2129600  SH       SOLE            2129600
Hewlett-Packard Co.              COM    428236103 81649    1729500  SH       SOLE            1729500
Hospitality Properties Trust     COM 	44106M102 21062    1034000  SH       SOLE            1034000
Ingersoll-Rand PLC               SHS    G47791101 42775    1394700  SH       SOLE            1394700
Invesco Limited                  SHS    G491BT108 643427   28270100 SH       SOLE            28270100
JP Morgan Chase & Co.            COM    46625H100 456529   10418300 SH       SOLE            10418300
Lender Processing Services       COM    52602E102 22725    595366   SH       SOLE            595366
Marsh & Mclennan COS             COM    571748102 145377   5878600  SH       SOLE            5878600
Mastercard Inc                   CL A   57636Q104 277329   1371900  SH       SOLE            1366500
Medco Health Services            COM    58405U102 45763    827400   SH       SOLE            827400
ModusLink Global Solutions       COM    60786L107 1        146      SH       SOLE            146
NRG Energy Inc                   COM  	629377508 152006   5392200  SH       SOLE            5392200
Owens & Minor, Inc.              COM    690732102 76686    1694734  SH       SOLE            1694734
Owens-Illinois, Inc              COM 	690768403 156288   4235464  SH       SOLE            4235464
Palm Inc                         COM    696643105 1777     101798   SH       SOLE            101798
PepsiCo                          COM    713448108 79713    1358900  SH       SOLE            1358900
Priceline.com                    COM    741503403 64106    386600   SH       SOLE            386600
Qualcomm Inc                     COM    747525103 48672    1082100  SH       SOLE            1082100
Ralcorp Holdings Inc             COM    751028101 36748    628500   SH       SOLE            628500
RenaissanceRe Holdings           COM    G7496G103 50329    919100   SH       SOLE            919100
Rovi Corporation                 COM    779376102 45711    1360463  SH       SOLE            1360463
Smithfield Foods Inc             COM    832248108 22563    1635012  SH       SOLE            1635012
St Jude Medical Inc.             COM    790849103 22399    574200   SH       SOLE            574200
Terex Corporation                COM    880779103 29629    1429300  SH       SOLE            1429300
The DIRECTV Group                COM    25459L106 260575   9448000  SH       SOLE            9448000
The Sherwin-Williams Company     COM    824348106 53885    895700   SH       SOLE            895700
The Walt Disney Co.              COM 	254687106 130881   4766246  SH       SOLE            4766246
Thoratec Corp.                   COM    885175307 16567    547311   SH       SOLE            547311
Tyco International LTD           SHS    H89128104 113225   3283800  SH       SOLE            3283800
Universal Health Services Inc    CL B   913903100 11909    192300   SH       SOLE            192300
Virgin Media Inc                 COM    92769L101 113209   8132857  SH       SOLE            8132857
Visa Inc                         COM 	92826C839 872161   12619900 SH       SOLE            12619900
XTO Energy                       COM    98385X106 99225    2401400  SH       SOLE            2401400


S REPORT SUMMARY 54 DATA RECORDS